RELATED PARTIES - Management compensation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Short-term benefits
Salary or compensation	R$ 47,089	R$ 39,459	R$ 48,663
Direct and indirect benefits	852	1,747	2,828
Bonus	11,326	8,007	16,752
Total short term benefits	59,267	49,213	68,243
Long-term benefits
Share-based compensation plan	75,022	45,739	62,150
Total long term benefits	75,022	45,739	62,150
Total management compensation	R$ 134,289	R$ 94,952	R$ 130,393